COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A AND C SHARES

SUPPLEMENT DATED MARCH 30, 2007

TO THE PROSPECTUS DATED MAY 1, 2006

The information below supplements and replaces the information in “Management of the Fund — Portfolio Managers”:

The Fund’s portfolio managers are:

Martin Cohen — Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Cohen is also vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

Robert H. Steers — Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Steers is also vice president of Cohen & Steers Securities, LLC, the Distributor.

Joseph M. Harvey — Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

James S. Corl — Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl is also the chief investment officer for the Advisor’s U.S. real estate securities portfolios.

W. Joseph Houlihan — Mr. Houlihan is a managing director and co-chief executive officer of Cohen & Steers Europe S.A. (formerly Houlihan Rovers S.A.), and co-founded Cohen & Steers Europe in February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium providing European real estate securities management services.

Gerios J.M. Rovers — Mr. Rovers is a managing director and co-chief executive officer of Cohen & Steers Europe S.A., and co-founded Cohen & Steers Europe in February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium responsible for development and implementation of portfolio strategies.

Derek Cheung — Mr. Cheung has been with Cohen & Steers Asia since 2005. Prior to joining Cohen & Steers Asia, Mr. Cheung was the head of Hong Kong and China property research for HSBC Securities (Asia). Prior to that, he covered Hong Kong and China property stock at Donaldson, Lufkin & Jenrettee and Salomon Smith Barney.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED MARCH 30, 2007

TO THE PROSPECTUS DATED MAY 1, 2006

The information below supplements and replaces the information in “Management of the Fund — Portfolio Managers”:

The Fund’s portfolio managers are:

Martin Cohen — Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Cohen is also vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

Robert H. Steers — Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Steers is also vice president of Cohen & Steers Securities, LLC, the Distributor.

Joseph M. Harvey — Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

James S. Corl — Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl is also the chief investment officer for the Advisor’s U.S. real estate securities portfolios.

W. Joseph Houlihan — Mr. Houlihan is a managing director and co-chief executive officer of Cohen & Steers Europe S.A. (formerly Houlihan Rovers S.A.), and co-founded Cohen & Steers Europe in February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium providing European real estate securities management services.

Gerios J.M. Rovers — Mr. Rovers is a managing director and co-chief executive officer of Cohen & Steers Europe S.A., and co-founded Cohen & Steers Europe in February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium responsible for development and implementation of portfolio strategies.

Derek Cheung — Mr. Cheung has been with Cohen & Steers Asia since 2005. Prior to joining Cohen & Steers Asia, Mr. Cheung was the head of Hong Kong and China property research for HSBC Securities (Asia). Prior to that, he covered Hong Kong and China property stock at Donaldson, Lufkin & Jenrettee and Salomon Smith Barney.